UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2023

WESTERN ASSET

HIGH YIELD FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset High Yield Fund for the six-month reporting period ended November 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 29, 2023

II	Western Asset High Yield Fund

Performance review

For the six months ended November 30, 2023, Class I shares of Western Asset High Yield Fund returned 5.32%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Indexi, returned 5.52% for the same period.

Performance Snapshot as of November 30, 2023 (unaudited)
(excluding sales charges)	6 months
Western Asset High Yield Fund:
Class A	5.20%
Class C	4.81%
Class R	5.04%
Class I	5.32%
Class IS	5.36%
Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index	5.52%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2023 for Class A, Class C, Class R, Class I and Class IS shares were 7.92%, 7.45%, 7.90%, 8.46% and 8.56%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class R, Class I and Class IS shares would have been 7.89%, 7.42%, 7.58%, 8.41% and 8.51%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 29, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 1.02%, 1.85%, 1.55%, 0.83% and 0.73%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational

Western Asset High Yield Fund	III

Performance review (cont’d)

expenses and acquired fund fees and expenses, to average net assets will not exceed 1.01% for Class A shares, 1.80% for Class C shares, 1.30% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS Shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 29, 2023

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The use of leverage may increase volatility and possibility of loss. Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.” The risks of high yield securities include greater price volatility, illiquidity and possibility of default. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in

IV	Western Asset High Yield Fund

response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

Western Asset High Yield Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2023 and May 31, 2023 and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset High Yield Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2023 and held for the six months ended November 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.20%	$1,000.00	$1,052.00	0.98%	$5.03	Class A	5.00%	$1,000.00	$1,020.10	0.98%	$4.95
Class C	4.81	1,000.00	1,048.10	1.75	8.96	Class C	5.00	1,000.00	1,016.25	1.75	8.82
Class R	5.04	1,000.00	1,050.40	1.30	6.66	Class R	5.00	1,000.00	1,018.50	1.30	6.56
Class I	5.32	1,000.00	1,053.20	0.75	3.85	Class I	5.00	1,000.00	1,021.25	0.75	3.79
Class IS	5.36	1,000.00	1,053.60	0.65	3.34	Class IS	5.00	1,000.00	1,021.75	0.65	3.29

2	Western Asset High Yield Fund 2023 Semi-Annual Report

[1]	For the six months ended November 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Western Asset High Yield Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2023

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 84.3%
Communication Services — 11.1%
Diversified Telecommunication Services — 2.0%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	600,000	$514,281	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,670,000	1,374,999	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	880,000	356,395	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,030,000	548,065	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	820,000	587,329	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	760,000	549,277	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	340,000	307,152
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	540,000	536,109	(a)
Total Diversified Telecommunication Services				4,773,607
Entertainment — 1.0%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,300,000	656,812	(a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	840,000	570,742	(a)
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	640,000	645,803	(a)
Playtika Holding Corp., Senior Notes	4.250%	3/15/29	350,000	295,882	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	140,000	127,327	(a)
Total Entertainment				2,296,566
Interactive Media & Services — 0.8%
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	190,000	177,280	(a)
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	1,500,000	1,227,202	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	890,000	365,750	(a)
Total Interactive Media & Services				1,770,232
Media — 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	590,000	495,966	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	750,000	618,279
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	5,400,000	4,216,478	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	830,000	514,150

See Notes to Financial Statements.

4	Western Asset High Yield Fund 2023 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	430,000	$339,229	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	630,000	567,533	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	300,000	263,670
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,887,000	1,128,133
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,410,000	639,950
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,080,000	801,965	(a)
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	70,000	53,726	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	240,000	183,394	(a)
News Corp., Senior Notes	3.875%	5/15/29	330,000	292,156	(a)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	530,000	536,185	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	180,000	152,751	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	970,000	913,433	(a)
Total Media				11,716,998
Wireless Telecommunication Services — 2.4%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	550,000	549,565	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,020,000	863,573	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	2,430,000	1,374,882	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	970,000	542,841	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	950,000	1,136,144
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,410,000	1,205,600	(a)
Total Wireless Telecommunication Services				5,672,605
Total Communication Services				26,230,008
Consumer Discretionary — 22.9%
Automobile Components — 1.7%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	42,000	41,611
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,700,000	1,408,073
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	250,000	213,550	(a)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,610,000	1,585,286	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	670,000	688,177	(a)
Total Automobile Components				3,936,697

See Notes to Financial Statements.

Western Asset High Yield Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Automobiles — 2.0%
Ford Motor Co., Senior Notes	3.250%	2/12/32	4,420,000		$3,526,987
Ford Motor Co., Senior Notes	6.100%	8/19/32	20,000		19,466
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,300,000		1,274,436	(a)
Total Automobiles					4,820,889
Distributors — 0.7%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	724,550		757,220	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	777,003		869,272	(a)(b)
Total Distributors					1,626,492
Diversified Consumer Services — 1.4%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	338,000		317,390	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	550,000		465,787	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	890,000		855,412	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	3.375%	8/31/27	310,000		280,715	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	660,000		528,469	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,614,000		928,703	(a)
Total Diversified Consumer Services					3,376,476
Hotels, Restaurants & Leisure — 14.4%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	470,000	EUR	479,940	(a)
Boyne USA Inc., Senior Notes	4.750%	5/15/29	330,000		298,547	(a)
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	530,000		540,392	(a)
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	390,000		342,950	(a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	970,000		971,794	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	1,260,000		1,160,204	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	1,310,000		1,397,938	(a)
Carnival Corp., Senior Secured Notes	7.000%	8/15/29	520,000		530,535	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,470,000		1,599,882	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,240,000		1,085,489	(a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	460,000		409,057	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,160,000		1,043,147	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,400,000		1,251,390
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.890%	7/16/35	1,232,000	GBP	1,144,276	(c)(d)

See Notes to Financial Statements.

6	Western Asset High Yield Fund 2023 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	200,000		$192,778	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,270,000		1,064,865	(a)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	626,000		586,693	(a)
Mohegan Tribal Gaming Authority, Senior Notes	13.250%	12/15/27	290,000		306,907	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	600,000		568,746	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	1,720,000		1,666,835	(a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	950,000		968,133	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,200,000		1,089,809	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	820,000		777,194	(a)
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	930,000		1,009,337	(a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	1,040,000		930,619
Royal Caribbean Cruises Ltd., Senior Notes	7.250%	1/15/30	1,190,000		1,213,080	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,020,000	GBP	1,236,191	(c)
Sands China Ltd., Senior Notes	4.300%	1/8/26	320,000		304,122
Sands China Ltd., Senior Notes	5.650%	8/8/28	500,000		479,014
Sands China Ltd., Senior Notes	3.100%	3/8/29	200,000		167,785
Sands China Ltd., Senior Notes	3.500%	8/8/31	1,700,000		1,358,002
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	320,000		321,565	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	300,000		294,558	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	500,000		471,195	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	790,000		757,191	(a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,420,000		1,478,288	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	391,000		361,947	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,139,000		1,064,128	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	380,000		373,129	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000		190,479	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	570,000		522,123	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	870,000		772,236	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	390,000		351,565	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	870,000		866,750	(a)
Total Hotels, Restaurants & Leisure					34,000,805

See Notes to Financial Statements.

Western Asset High Yield Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Household Durables — 0.1%
TopBuild Corp., Senior Notes	3.625%	3/15/29	350,000	$306,098	(a)
Specialty Retail — 2.6%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	270,000	263,681	(a)
Bath & Body Works Inc., Senior Notes	9.375%	7/1/25	550,000	575,137	(a)
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	850,000	842,126	(a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	250,000	229,177	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	530,000	496,480	(a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	450,000	363,593	(a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	390,000	342,845	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,770,000	1,294,250	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	460,000	431,318	(a)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,370,000	1,248,543	(a)
Total Specialty Retail				6,087,150
Total Consumer Discretionary				54,154,607
Consumer Staples — 0.6%
Beverages — 0.2%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	380,000	325,738	(a)
Food Products — 0.4%
Darling Ingredients Inc., Senior Notes	6.000%	6/15/30	760,000	734,297	(a)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	320,000	265,932	(a)
Total Food Products				1,000,229
Total Consumer Staples				1,325,967
Energy — 13.1%
Energy Equipment & Services — 1.5%
Nabors Industries Ltd., Senior Notes	7.250%	1/15/26	630,000	602,728	(a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	550,000	564,820	(a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	850,000	818,512	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,610,000	1,306,716	(a)
Sunnova Energy Corp., Senior Notes	11.750%	10/1/28	340,000	291,895	(a)
Total Energy Equipment & Services				3,584,671
Oil, Gas & Consumable Fuels — 11.6%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	770,000	721,802	(a)
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,800,000	1,728,720	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	420,000	424,527	(a)

See Notes to Financial Statements.

8	Western Asset High Yield Fund 2023 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,110,000	$1,090,258	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	80,000	78,488	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	1,640,000	1,630,668	(a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	610,000	532,735	(a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	740,000	765,378	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	50,000	50,878	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	420,000	443,164	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	600,000	585,766	(a)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	170,000	138,218	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,270,000	1,190,296	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	710,000	630,459	(d)(e)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	1,570,000	1,621,310	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	1,250,000	1,150,876
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	410,000	378,933	(a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	930,000	958,787	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	800,000	776,280	(a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	530,000	551,563	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	900,000	861,019	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	910,000	920,189	(a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	190,000	194,238	(a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	730,000	698,293	(a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	800,000	875,368	(a)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	570,000	572,156	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	148,540

See Notes to Financial Statements.

Western Asset High Yield Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Range Resources Corp., Senior Notes	8.250%	1/15/29	820,000	$850,447
Range Resources Corp., Senior Notes	4.750%	2/15/30	230,000	209,960	(a)
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.135%	12/15/28	1,230,000	1,205,400	(a)(d)(f)
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	420,000	434,704
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,800,000	1,606,469
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	535,000	532,159	(a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	460,000	415,686	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	800,000	785,714	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	610,000	526,561	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	170,000	139,248	(a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,090,000	1,117,759	(a)
Total Oil, Gas & Consumable Fuels				27,543,016
Total Energy				31,127,687
Financials — 9.1%
Banks — 2.0%
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	600,000	597,137	(a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	700,000	690,426	(a)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	710,000	714,004	(a)(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	290,000	278,529	(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	970,000	921,091	(d)(e)

See Notes to Financial Statements.

10	Western Asset High Yield Fund 2023 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	720,000	$725,780	(d)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	840,000	734,096	(a)(d)
Total Banks				4,661,063
Capital Markets — 1.5%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	450,000	340,369	(d)(e)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	920,000	677,223	(a)
Credit Suisse AG, Senior Notes	3.625%	9/9/24	250,000	245,086
Credit Suisse AG AT1 Claim	—	—	4,040,000	464,600	*(f)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	250,000	252,364	(a)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	520,000	544,584	(a)(d)(e)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	520,000	530,995	(a)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	410,000	485,505	(a)(d)
Total Capital Markets				3,540,726
Consumer Finance — 0.5%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	550,000	479,143	(a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	314,336	(a)
Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes	4.000%	6/15/29	550,000	454,977	(a)
Total Consumer Finance				1,248,456
Financial Services — 4.1%
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	550,000	522,940	(a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	470,000	442,138	(a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	740,000	763,488	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,543,942	2,382,071	(a)(b)
GTCR W-2 Merger Sub LLC, Senior Secured Notes	7.500%	1/15/31	1,490,000	1,519,167	(a)

See Notes to Financial Statements.

Western Asset High Yield Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Financial Services — continued
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	1,001,000	$896,619	(a)
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	560,000	563,618	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	370,000	311,087	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,450,000	1,173,434	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	490,000	414,391	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	110,000	91,325	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	890,000	623,277	(a)
Total Financial Services				9,703,555
Insurance — 0.4%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	704,387	698,064	(a)(b)
Ryan Specialty Group LLC, Senior Secured Notes	4.375%	2/1/30	330,000	298,238	(a)
Total Insurance				996,302
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	1,150,000	935,217	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	320,000	295,511	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	140,000	121,993	(a)
Total Mortgage Real Estate Investment Trusts (REITs)				1,352,721
Total Financials				21,502,823
Health Care — 4.9%
Health Care Equipment & Supplies — 0.3%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	420,000	380,384	(a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	310,000	275,376	(a)
Total Health Care Equipment & Supplies				655,760
Health Care Providers & Services — 2.3%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	300,000	240,968	*(a)(g)
Cano Health LLC, Senior Notes	6.250%	10/1/28	440,000	30,961	(a)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	700,000	413,563	(a)

See Notes to Financial Statements.

12	Western Asset High Yield Fund 2023 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	60,000	$33,551	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	1,060,000	835,025	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	680,000	735,886
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,390,000	1,353,443	(a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	390,000	391,528	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	480,000	478,278
Tenet Healthcare Corp., Senior Secured Notes	4.250%	6/1/29	720,000	645,749
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	343,000	246,102	(a)
Total Health Care Providers & Services				5,405,054
Health Care Technology — 0.1%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	320,000	277,590	(a)
Pharmaceuticals — 2.2%
AdaptHealth LLC, Senior Notes	6.125%	8/1/28	350,000	301,075	(a)
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	160,000	126,478	(a)
AdaptHealth LLC, Senior Notes	5.125%	3/1/30	420,000	334,679	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	960,000	342,941	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	440,000	157,967	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	230,000	128,260	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	300,000	192,970	*(a)(g)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	800,000	504,700	*(a)(g)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	390,000	352,517
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	2,160,000	2,034,374
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	200,000	208,715
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	650,000	686,516
Total Pharmaceuticals				5,371,192
Total Health Care				11,709,596
Industrials — 11.8%
Aerospace & Defense — 1.6%
Bombardier Inc., Senior Notes	7.875%	4/15/27	430,000	430,680	(a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	650,000	644,597	(a)
Bombardier Inc., Senior Notes	8.750%	11/15/30	970,000	994,298	(a)

See Notes to Financial Statements.

Western Asset High Yield Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	1,290,000	$1,293,920	(a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	470,000	478,643	(a)
Total Aerospace & Defense				3,842,138
Building Products — 0.3%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	230,000	226,148	(a)
MIWD Holdco II LLC/MIWD Finance Corp., Senior Notes	5.500%	2/1/30	390,000	330,742	(a)
PGT Innovations Inc., Senior Notes	4.375%	10/1/29	240,000	227,292	(a)
Total Building Products				784,182
Commercial Services & Supplies — 3.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,030,000	1,001,982	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	730,000	634,286	(a)
Clean Harbors Inc., Senior Notes	6.375%	2/1/31	440,000	436,912	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	940,000	959,392
CoreCivic Inc., Senior Notes	4.750%	10/15/27	687,000	618,850
GEO Group Inc., Secured Notes	10.500%	6/30/28	207,000	208,900
GEO Group Inc., Secured Notes	9.500%	12/31/28	1,460,000	1,408,900	(a)
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	830,000	838,301	(a)(h)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	730,000	719,647	(a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	470,249	(a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	810,000	720,199	(a)
Total Commercial Services & Supplies				8,017,618
Construction & Engineering — 0.4%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	600,000	579,834	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	400,000	382,387	(a)
Total Construction & Engineering				962,221
Ground Transportation — 0.4%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	560,000	442,050	(a)
RXO Inc., Senior Notes	7.500%	11/15/27	120,000	123,269	(a)
XPO CNW Inc., Senior Notes	6.700%	5/1/34	360,000	358,884
Total Ground Transportation				924,203
Industrial Conglomerates — 0.1%
Covanta Holding Corp., Senior Notes	4.875%	12/1/29	340,000	282,492	(a)

See Notes to Financial Statements.

14	Western Asset High Yield Fund 2023 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Machinery — 1.2%
ATS Corp., Senior Notes	4.125%	12/15/28	1,090,000	$962,786	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	390,000	355,286
Roller Bearing Co. of America Inc., Senior Notes	4.375%	10/15/29	500,000	449,650	(a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	560,000	541,229
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	530,000	480,369	(a)
Total Machinery				2,789,320
Passenger Airlines — 2.4%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	620,000	612,848	(a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	970,000	1,001,202	(a)(h)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	2,460,000	2,358,388	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	520,000	382,200	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	250,000	183,750	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,284,000	1,147,074	(a)
Total Passenger Airlines				5,685,462
Professional Services — 0.3%
RR Donnelley & Sons Co., Secured Notes	9.750%	7/31/28	510,000	506,494	(a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	250,000	211,442	(a)
Total Professional Services				717,936
Trading Companies & Distributors — 1.7%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	490,000	458,229	(a)
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	380,000	379,845	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,600,000	1,417,959	(a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,230,000	1,176,206
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	640,000	557,872
Total Trading Companies & Distributors				3,990,111
Total Industrials				27,995,683
Information Technology — 2.5%
Communications Equipment — 0.9%
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	2,000,000	1,256,710	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	1,190,000	507,089	(a)
Viavi Solutions Inc., Senior Notes	3.750%	10/1/29	290,000	242,395	(a)
Total Communications Equipment				2,006,194

See Notes to Financial Statements.

Western Asset High Yield Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Electronic Equipment, Instruments & Components — 0.4%
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	820,000	$847,445	(a)
IT Services — 0.1%
Clarivate Science Holdings Corp., Senior Notes	4.875%	7/1/29	350,000	313,490	(a)
Software — 0.6%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	660,000	659,878	(a)
Elastic NV, Senior Notes	4.125%	7/15/29	380,000	339,492	(a)
Gen Digital Inc., Senior Notes	7.125%	9/30/30	250,000	255,605	(a)
Open Text Corp., Senior Secured Notes	6.900%	12/1/27	260,000	267,569	(a)
Total Software				1,522,544
Technology Hardware, Storage & Peripherals — 0.5%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	540,000	490,739	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	720,000	759,600	(a)
Total Technology Hardware, Storage & Peripherals				1,250,339
Total Information Technology				5,940,012
Materials — 5.0%
Chemicals — 0.2%
Anagram Holdings LLC/Anagram International Inc., Secured Notes	10.000%	8/15/26	118,012	35,993	*(a)(g)
LSF11 A5 Holdco LLC, Senior Notes	6.625%	10/15/29	400,000	334,038	(a)
Olin Corp., Senior Notes	5.000%	2/1/30	200,000	183,809
Total Chemicals				553,840
Construction Materials — 0.8%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	340,000	323,407	(a)
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	640,000	651,661	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	860,000	804,956	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	7.250%	1/15/31	100,000	100,737	(h)
Total Construction Materials				1,880,761
Containers & Packaging — 1.8%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,610,000	1,346,472	(a)(b)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	200,000	159,146	(a)

See Notes to Financial Statements.

16	Western Asset High Yield Fund 2023 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Containers & Packaging — continued
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	1,140,000	$1,107,219	(a)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	1,460,000	1,227,561	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	330,000	311,355	(a)
Total Containers & Packaging				4,151,753
Metals & Mining — 2.2%
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,280,000	1,038,298	(a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,710,000	1,385,100	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,500,000	1,346,885
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	190,000	180,664	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	1,390,000	1,311,466	(a)
Total Metals & Mining				5,262,413
Total Materials				11,848,767
Real Estate — 2.6%
Diversified REITs — 0.6%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	970,000	890,735
Iron Mountain Information Management Services Inc., Senior Notes	5.000%	7/15/32	380,000	330,401	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	320,000	228,868
Total Diversified REITs				1,450,004
Health Care REITs — 0.5%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	230,000	228,368
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	400,000	291,779
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	930,000	655,558
Total Health Care REITs				1,175,705
Hotel & Resort REITs — 0.8%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Senior Secured Notes	5.875%	10/1/28	150,000	142,050	(a)
Service Properties Trust, Senior Notes	4.500%	3/15/25	160,000	154,428
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,110,000	989,424
Service Properties Trust, Senior Notes	4.950%	10/1/29	720,000	561,422
Total Hotel & Resort REITs				1,847,324
Real Estate Management & Development — 0.7%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	570,000	571,822	(a)

See Notes to Financial Statements.

Western Asset High Yield Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate Management & Development — continued
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	620,000	$594,094	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	390,000	363,335	(a)
Forestar Group Inc., Senior Notes	5.000%	3/1/28	120,000	111,155	(a)
Total Real Estate Management & Development				1,640,406
Total Real Estate				6,113,439
Utilities — 0.7%
Electric Utilities — 0.3%
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	710,000	727,309	(a)
Gas Utilities — 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	290,000	256,831	(a)
Superior Plus LP/Superior General Partner Inc., Senior Notes	4.500%	3/15/29	190,000	167,455	(a)
Total Gas Utilities				424,286
Independent Power and Renewable Electricity Producers — 0.2%
TransAlta Corp., Senior Notes	7.750%	11/15/29	560,000	577,067
Total Utilities				1,728,662
Total Corporate Bonds & Notes (Cost — $213,575,357)				199,677,251
Asset-Backed Securities — 6.9%
AB BSL CLO Ltd., 2021-2A D (3 mo. Term SOFR + 3.612%)	9.005%	4/15/34	250,000	244,447	(a)(d)
AGL CLO Ltd., 2021-11A E (3 mo. Term SOFR + 6.622%)	12.015%	4/15/34	250,000	248,543	(a)(d)
AGL CLO Ltd., 2021-16A D (3 mo. Term SOFR + 3.362%)	8.777%	1/20/35	250,000	245,245	(a)(d)
Clover CLO LLC, 2018-1A DR (3 mo. Term SOFR + 3.362%)	8.777%	4/20/32	280,000	276,522	(a)(d)
Aimco CLO Ltd., 2020-12A DR (3 mo. Term SOFR + 2.900%)	8.303%	1/17/32	370,000	360,722	(a)(d)
Bain Capital Credit CLO Ltd., 2021-4A E (3 mo. Term SOFR + 6.762%)	12.177%	10/20/34	650,000	605,104	(a)(d)
Ballyrock CLO Ltd., 2018-1A C (3 mo. Term SOFR + 3.412%)	8.827%	4/20/31	1,575,000	1,547,215	(a)(d)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	12.526%	4/20/35	670,000	663,155	(a)(d)
Barings CLO Ltd., 2018-3A D (3 mo. Term SOFR + 3.162%)	8.577%	7/20/29	250,000	250,147	(a)(d)
Battalion CLO Ltd., 2017-11A DR (3 mo. Term SOFR + 3.912%)	9.310%	4/24/34	250,000	237,734	(a)(d)

See Notes to Financial Statements.

18	Western Asset High Yield Fund 2023 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Battalion CLO Ltd., 2021-20A D (3 mo. Term SOFR + 3.362%)	8.755%	7/15/34	250,000	$233,914	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. Term SOFR + 8.052%)	13.419%	8/20/32	250,000	230,150	(a)(d)
BlueMountain CLO Ltd., 2020-30A DR (3 mo. Term SOFR + 3.300%)	8.694%	4/15/35	400,000	388,455	(a)(d)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	12.188%	4/19/34	160,000	142,555	(a)(d)
Bristol Park CLO Ltd., 2016-1A ER (3 mo. Term SOFR + 7.262%)	12.655%	4/15/29	300,000	279,336	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. Term SOFR + 3.962%)	9.377%	7/20/31	250,000	240,000	(a)(d)
Carlyle US CLO Ltd., 2019-2A DR (3 mo. Term SOFR + 6.762%)	12.155%	7/15/32	500,000	489,883	(a)(d)
Catskill Park CLO Ltd., 2017-1A C (3 mo. Term SOFR + 3.962%)	9.377%	4/20/29	1,000,000	994,783	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.662%)	11.064%	4/17/30	250,000	212,258	(a)(d)
Dryden Senior Loan Fund, 2015-40A DR (3 mo. Term SOFR + 3.362%)	8.741%	8/15/31	250,000	247,502	(a)(d)
Eaton Vance CLO Ltd., 2020-2A ER (3 mo. Term SOFR + 6.762%)	12.155%	1/15/35	410,000	398,837	(a)(d)
GoldenTree Loan Management US CLO Ltd., 2018-3A C (3 mo. Term SOFR + 2.162%)	7.577%	4/20/30	500,000	491,839	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.762%)	8.155%	4/15/31	350,000	319,810	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	10.605%	4/15/31	250,000	216,923	(a)(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. Term SOFR + 5.962%)	11.377%	1/20/30	460,000	447,497	(a)(d)
Halsey Point CLO Ltd., 2019-1A E (3 mo. Term SOFR + 7.962%)	13.377%	1/20/33	350,000	343,804	(a)(d)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	11.335%	10/15/31	750,000	707,623	(a)(d)
Magnetite Ltd., 2020-26A ER (3 mo. Term SOFR + 6.212%)	11.590%	7/25/34	500,000	489,259	(a)(d)
Marble Point CLO Ltd., 2017-1A C (3 mo. Term SOFR + 2.612%)	8.005%	10/15/30	250,000	249,137	(a)(d)
Marble Point CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.792%)	9.207%	1/20/32	500,000	470,681	(a)(d)

See Notes to Financial Statements.

Western Asset High Yield Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
MKS CLO Ltd., 2017-2A D (3 mo. Term SOFR + 2.912%)	8.327%	1/20/31	250,000	$238,882	(a)(d)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	8.775%	7/15/31	250,000	228,649	(a)(d)
Neuberger Berman CLO Ltd., 2017-16SA DR (3 mo. Term SOFR + 3.162%)	8.555%	4/15/34	900,000	861,716	(a)(d)
Neuberger Berman Loan Advisers CLO Ltd., 2017-25A DR (3 mo. Term SOFR + 3.112%)	8.507%	10/18/29	250,000	245,779	(a)(d)
Ocean Trails CLO, 2014-5A DRR (3 mo. Term SOFR + 3.712%)	9.105%	10/13/31	300,000	271,382	(a)(d)
Palmer Square CLO Ltd., 2021-2A E (3 mo. Term SOFR + 6.612%)	12.005%	7/15/34	250,000	243,908	(a)(d)
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	10.794%	4/15/31	270,000	271,441	(a)(d)
Sculptor CLO Ltd., 26A E (3 mo. Term SOFR + 7.512%)	12.927%	7/20/34	310,000	305,841	(a)(d)
Symphony CLO Ltd., 2020-22A D (3 mo. Term SOFR + 3.412%)	8.807%	4/18/33	825,000	794,842	(a)(d)
Symphony CLO Ltd., 2021-25A D (3 mo. Term SOFR + 3.862%)	9.258%	4/19/34	250,000	247,550	(a)(d)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. Term SOFR + 7.312%)	12.705%	4/15/35	250,000	244,427	(a)(d)
Total Asset-Backed Securities (Cost — $15,938,807)				16,227,497
Senior Loans — 4.0%
Communication Services — 0.3%
Media — 0.3%
DirecTV Financing LLC, Closing Date Term Loan	10.463-10.650%	8/2/27	716,233	705,798	(d)(i)(j)
Consumer Discretionary — 1.1%
Automobile Components — 0.3%
Clarios Global LP, 2023 Term Loan (1 mo. Term SOFR + 3.750%)	9.098%	5/6/30	500,000	501,438	(d)(i)(j)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.000%)	10.881%	3/30/27	331,500	326,610	(d)(i)(j)
Total Automobile Components				828,048

See Notes to Financial Statements.

20	Western Asset High Yield Fund 2023 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Consumer Services — 0.2%
Adtalem Global Education Inc., Term Loan B (1 mo. Term SOFR + 4.114%)	9.463%	8/12/28	273,279	$273,736	(d)(i)(j)
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.963%	4/13/28	256,000	174,721	(d)(i)(j)
Total Diversified Consumer Services				448,457
Hotels, Restaurants & Leisure — 0.3%
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	14.731%	3/8/24	435,375	425,361	(d)(i)(j)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.100%)	8.422%	4/16/29	246,875	247,581	(d)(i)(j)
Total Hotels, Restaurants & Leisure				672,942
Specialty Retail — 0.3%
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 6.100%)	11.423%	6/19/26	678,684	676,308	(d)(i)(j)
Total Consumer Discretionary				2,625,755
Financials — 0.3%
Financial Services — 0.2%
Citadel Securities LP, Term Loan B (1 mo. Term SOFR + 2.614%)	7.963%	7/29/30	247,504	247,725	(d)(i)(j)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	12.402%	4/7/28	200,000	190,375	(d)(i)(j)
Total Financial Services				438,100
Insurance — 0.1%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	9.448%	8/19/28	306,900	301,497	(d)(i)(j)
Total Financials				739,597
Health Care — 0.3%
Health Care Providers & Services — 0.3%
EyeCare Partners LLC, First Lien Amendment No. 2 Term Loan (3 mo. Term SOFR + 4.600%)	9.983%	11/15/28	287,825	152,907	(d)(i)(j)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 4.012%)	9.395%	2/18/27	550,954	293,758	(d)(i)(j)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 5.762%)	11.168%	11/16/28	225,068	215,818	(d)(i)(j)
Total Health Care				662,483

See Notes to Financial Statements.

Western Asset High Yield Fund 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 1.0%
Commercial Services & Supplies — 0.2%
Neptune Bidco US Inc., Term Loan B (3 mo. Term SOFR + 5.100%)	10.507%	4/11/29	308,450	$277,605	(d)(i)(j)
Verscend Holding Corp., New Term Loan B (1 mo. Term SOFR + 4.114%)	9.463%	8/27/25	246,844	247,434	(d)(i)(j)
Total Commercial Services & Supplies				525,039
Ground Transportation — 0.1%
Carriage Purchaser Inc., Term Loan B (1 mo. Term SOFR + 4.364%)	9.713%	9/29/28	246,851	241,421	(d)(i)(j)
Passenger Airlines — 0.3%
United Airlines Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	9.207%	4/21/28	786,537	788,055	(d)(i)(j)
Professional Services — 0.4%
RR Donnelley & Sons Co., 2023 Replacement Term Loan (1 mo. Term SOFR + 7.350%)	12.698%	3/17/28	828,631	827,467	(d)(i)(j)
Total Industrials				2,381,982
Information Technology — 0.8%
Communications Equipment — 0.1%
Global Tel Link Corp., First Lien Term Loan	9.783%	11/29/25	134,949	130,225	(d)(i)(j)
Software — 0.7%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.348%	10/16/26	484,974	480,236	(d)(i)(j)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	12.348%	2/19/29	790,000	718,734	(d)(i)(j)
MRI Software LLC, Second Amendment Term Loan (3 mo. Term SOFR + 5.600%)	10.990%	2/10/26	90,580	89,147	(d)(i)(j)
MRI Software LLC, Term Loan B (3 mo. Term SOFR + 5.600%)	10.990%	2/10/26	157,497	155,004	(d)(i)(j)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.198%	2/1/28	246,064	244,966	(d)(i)(j)
Total Software				1,688,087
Total Information Technology				1,818,312
Materials — 0.2%
Construction Materials — 0.0%††
Smyrna Ready Mix Concrete LLC, New Term Loan B (1 mo. Term SOFR + 3.500%)	8.831%	4/2/29	127,912	128,232	(d)(i)(j)

See Notes to Financial Statements.

22	Western Asset High Yield Fund 2023 Semi-Annual Report

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	535,239	$469,685	(f)(i)(j)(k)
Total Materials				597,917
Total Senior Loans (Cost — $10,014,167)				9,531,844
Convertible Bonds & Notes — 1.0%
Communication Services — 0.3%
Media — 0.3%
DISH Network Corp., Senior Notes	2.375%	3/15/24	240,000	230,244
DISH Network Corp., Senior Notes	3.375%	8/15/26	950,000	434,625
Total Communication Services				664,869
Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	390,000	316,875
Financials — 0.3%
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	660,000	600,600
Industrials — 0.2%
Passenger Airlines — 0.2%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	900,000	559,170
Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
NextEra Energy Partners LP, Senior Notes	2.500%	6/15/26	270,000	237,465	(a)
Total Convertible Bonds & Notes (Cost — $3,145,136)				2,378,979

			Shares
Convertible Preferred Stocks — 0.4%
Energy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Equitrans Midstream Corp. (9.750% to 3/31/24 then 3 mo. USD LIBOR + 8.150%)	9.750%		32,604	717,288	(d)(f)
MPLX LP	9.538%		7,923	281,267	(f)(k)
Total Convertible Preferred Stocks (Cost — $982,937)				998,555

See Notes to Financial Statements.

Western Asset High Yield Fund 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset High Yield Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 0.3%
Argentina — 0.3%
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	2,000,142	$735,553	(a)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	50,000	18,387	(c)
Total Sovereign Bonds (Cost — $888,016)				753,940

			Shares/Units
Common Stocks — 0.3%
Energy — 0.3%
Energy Equipment & Services — 0.0%††
KCAD Holdings I Ltd.			819,262,754	0	*(f)(k)(l)
Oil, Gas & Consumable Fuels — 0.3%
Berry Corp.			35,911	257,841
Chord Energy Corp.			1,925	312,119
Permian Production Partners LLC			21,667	14,084	(f)(k)
Total Oil, Gas & Consumable Fuels				584,044
Total Energy				584,044
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			541	78,533	*(f)(k)
Total Common Stocks (Cost — $7,081,682)				662,577

		Expiration Date	Warrants
Warrants — 0.0%††
Financials — 0.0%††
Capital Markets — 0.0%††
EG Acquisition Corp., Class A Shares (Cost — $14,372)		5/28/28	15,010	1,966	*
Total Investments — 97.2% (Cost — $251,640,474)				230,232,609
Other Assets in Excess of Liabilities — 2.8%				6,635,547
Total Net Assets — 100.0%				$236,868,156

See Notes to Financial Statements.

24	Western Asset High Yield Fund 2023 Semi-Annual Report

Western Asset High Yield Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(g)	The coupon payment on this security is currently in default as of November 30, 2023.

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	Value is less than $1.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation

EUR	— Euro

GBP	— British Pound

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

PIK	— Payment-In-Kind

SOFR	— Secured Overnight Financing Rate

SONIA	— Sterling Overnight Index Average

USD	— United States Dollar

At November 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	76	3/24	$8,081,258	$8,120,719	$39,461

See Notes to Financial Statements.

Western Asset High Yield Fund 2023 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset High Yield Fund

At November 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	2,032,902	USD	2,155,285	BNP Paribas SA	1/19/24	$62,555
GBP	1,477,000	USD	1,805,228	BNP Paribas SA	1/19/24	60,200
Net unrealized appreciation on open forward foreign currency contracts						$122,755

Abbreviation(s) used in this table:

EUR	— Euro

GBP	— British Pound

USD	— United States Dollar

At November 30, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at November 30, 2023[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
American Axle & Manufacturing Inc., 6.250%, due 3/15/26	$460,000	12/20/28	4.666%	5.000% quarterly	$6,132	$(856)	$6,988
Carnival Corp., 6.650%, due 1/15/28	834,000	12/20/28	4.557%	1.000% quarterly	(116,891)	(154,699)	37,808
Ford Motor Co., 4.346%, due 12/8/26	800,000	12/20/26	1.581%	5.000% quarterly	76,320	72,615	3,705
Ford Motor Co., 4.346%, due 12/8/26	520,000	12/20/28	2.326%	5.000% quarterly	59,517	55,195	4,322
Occidental Petroleum Corp., 5.550%, due 3/15/26	800,000	6/20/26	0.684%	1.000% quarterly	6,081	(18,783)	24,864
Total	$3,414,000				$31,159	$(46,528)	$77,687

See Notes to Financial Statements.

26	Western Asset High Yield Fund 2023 Semi-Annual Report

Western Asset High Yield Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at November 30, 2023[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
General Motors Co., 4.200%, due 10/1/27	$520,000	12/20/28	1.652%	5.000% quarterly	$(76,126)	$(69,785)	$(6,341)
Goodyear Tire & Rubber Co., 5.000%, due 5/31/26	460,000	6/20/27	2.159%	5.000% quarterly	(41,550)	(5,917)	(35,633)
Kohl’s Corp., 4.250%, due 7/17/25	834,000	12/20/28	5.390%	1.000% quarterly	144,255	164,600	(20,345)
NOVA Chemicals Corp., 4.875%, due 6/1/24	362,000	6/20/27	3.905%	5.000% quarterly	(12,140)	(6,443)	(5,697)
Xerox Corp., 3.800%, due 5/15/24	183,000	6/20/27	3.349%	1.000% quarterly	13,254	18,427	(5,173)
Total	$2,359,000				$27,693	$100,882	$(73,189)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]		Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.41 Index	$3,410,550		12/20/28	5.000% quarterly	$132,412	$70,924	$61,488

See Notes to Financial Statements.

Western Asset High Yield Fund 2023 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset High Yield Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

28	Western Asset High Yield Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

November 30, 2023

Assets:
Investments, at value (Cost — $251,640,474)	$230,232,609
Foreign currency, at value (Cost — $572,615)	529,194
Cash	526,087
Interest receivable	4,027,304
Receivable for securities sold	2,496,480
Deposits with brokers for centrally cleared swap contracts	1,545,000
Receivable for Fund shares sold	137,022
Deposits with brokers for open futures contracts	132,809
Unrealized appreciation on forward foreign currency contracts	122,755
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $50,821)	50,183
Receivable from brokers — net variation margin on centrally cleared swap contracts	4,622
Dividends receivable from affiliated investments	3,764
Prepaid expenses	27,487
Total Assets	239,835,316

Liabilities:
Payable for securities purchased	2,262,719
Payable for Fund shares repurchased	372,458
Investment management fee payable	98,875
Distributions payable	63,683
Service and/or distribution fees payable	35,818
Payable to brokers — net variation margin on open futures contracts	26,719
Directors’ fees payable	1,516
Accrued expenses	105,372
Total Liabilities	2,967,160
Total Net Assets	$236,868,156

Net Assets:
Par value (Note 7)	$35,319
Paid-in capital in excess of par value	388,340,291
Total distributable earnings (loss)	(151,507,454)
Total Net Assets	$236,868,156

See Notes to Financial Statements.

Western Asset High Yield Fund 2023 Semi-Annual Report	29

Statement of assets and liabilities (unaudited) (cont’d)

November 30, 2023

Net Assets:
Class A	$172,431,359
Class C	$1,374,617
Class R	$75,469
Class I	$31,761,340
Class IS	$31,225,371

Shares Outstanding:
Class A	25,709,972
Class C	206,833
Class R	11,336
Class I	4,770,947
Class IS	4,619,885

Net Asset Value:
Class A (and redemption price)	$6.71
Class C*	$6.65
Class R (and redemption price)	$6.66
Class I (and redemption price)	$6.66
Class IS (and redemption price)	$6.76
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$6.97

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

30	Western Asset High Yield Fund 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2023

Investment Income:
Interest	$9,870,999
Dividends from unaffiliated investments	62,192
Dividends from affiliated investments	25,046
Less: Foreign taxes withheld	(3,388)
Total Investment Income	9,954,849

Expenses:
Investment management fee (Note 2)	651,151
Service and/or distribution fees (Notes 2 and 5)	219,893
Transfer agent fees (Notes 2 and 5)	90,239
Registration fees	54,615
Fund accounting fees	35,514
Audit and tax fees	30,180
Shareholder reports	7,539
Legal fees	6,249
Directors’ fees	3,791
Custody fees	1,038
Commitment fees (Note 10)	970
Insurance	507
Miscellaneous expenses	4,168
Total Expenses	1,105,854
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(34,331)
Net Expenses	1,071,523
Net Investment Income	8,883,326

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(8,109,150)
Futures contracts	(340,362)
Written options	(16,310)
Swap contracts	(168,392)
Forward foreign currency contracts	(132,547)
Foreign currency transactions	(8,642)
Net Realized Loss	(8,775,403)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	11,390,949
Futures contracts	96,065
Swap contracts	257,568
Forward foreign currency contracts	176,579
Foreign currencies	3,315
Change in Net Unrealized Appreciation (Depreciation)	11,924,476
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	3,149,073
Increase in Net Assets From Operations	$12,032,399

See Notes to Financial Statements.

Western Asset High Yield Fund 2023 Semi-Annual Report	31

Statements of changes in net assets

For the Six Months Ended November 30, 2023 (unaudited) and the Year Ended May 31, 2023	November 30	May 31

Operations:
Net investment income	$8,883,326	$13,846,119
Net realized loss	(8,775,403)	(19,071,573)
Change in net unrealized appreciation (depreciation)	11,924,476	1,288,461
Increase (Decrease) in Net Assets From Operations	12,032,399	(3,936,993)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(8,926,300)	(13,424,541)
Return of capital	—	(436,915)
Decrease in Net Assets From Distributions to Shareholders	(8,926,300)	(13,861,456)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	13,963,202	40,342,888
Reinvestment of distributions	8,565,744	13,224,138
Cost of shares repurchased	(27,610,142)	(110,921,119)
Net assets of shares issued in connection with merger (Note 8)	—	122,492,788
Increase (Decrease) in Net Assets From Fund Share Transactions	(5,081,196)	65,138,695
Increase (Decrease) in Net Assets	(1,975,097)	47,340,246

Net Assets:
Beginning of period	238,843,253	191,503,007
End of period	$236,868,156	$238,843,253

See Notes to Financial Statements.

32	Western Asset High Yield Fund 2023 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$6.62	$7.29	$8.21	$7.40	$7.85	$7.96

Income (loss) from operations:
Net investment income	0.25	0.48	0.39	0.38	0.41	0.43
Net realized and unrealized gain (loss)	0.09	(0.67)	(0.92)	0.81	(0.44)	(0.10)
Total income (loss) from operations	0.34	(0.19)	(0.53)	1.19	(0.03)	0.33

Less distributions from:
Net investment income	(0.25)	(0.46)	(0.39)	(0.38)	(0.40)	(0.44)
Return of capital	—	(0.02)	—	(0.00) [3]	(0.02)	(0.00) [3]
Total distributions	(0.25)	(0.48)	(0.39)	(0.38)	(0.42)	(0.44)

Net asset value, end of period	$6.71	$6.62	$7.29	$8.21	$7.40	$7.85
Total return[4]	5.20%	(2.52)%	(6.77)%	16.41%	(0.52)%[5]	4.25%

Net assets, end of period (000s)	$172,431	$169,943	$67,464	$3,953	$2,677	$2,386

Ratios to average net assets:
Gross expenses	1.00%[6]	1.02%	0.97%	1.06%	1.05%[7]	1.06%[7]
Net expenses[8,9]	0.98 [6]	0.97	0.94	1.00	1.02 [7]	0.99 [7]
Net investment income	7.43 [6]	7.14	4.93	4.80	5.30	5.43

Portfolio turnover rate	21%	38%	79%	101%	83%	71%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.92)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.01%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.05%.

See Notes to Financial Statements.

Western Asset High Yield Fund 2023 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$6.56	$7.23	$8.13	$7.33	$7.77	$7.89

Income (loss) from operations:
Net investment income	0.22	0.42	0.33	0.32	0.35	0.37
Net realized and unrealized gain (loss)	0.09	(0.67)	(0.91)	0.80	(0.43)	(0.12)
Total income (loss) from operations	0.31	(0.25)	(0.58)	1.12	(0.08)	0.25

Less distributions from:
Net investment income	(0.22)	(0.41)	(0.32)	(0.32)	(0.34)	(0.37)
Return of capital	—	(0.01)	—	(0.00) [3]	(0.02)	(0.00) [3]
Total distributions	(0.22)	(0.42)	(0.32)	(0.32)	(0.36)	(0.37)

Net asset value, end of period	$6.65	$6.56	$7.23	$8.13	$7.33	$7.77
Total return[4]	4.81%	(3.40)%	(7.35)%	15.66%	(1.32)%[5]	3.33%

Net assets, end of period (000s)	$1,375	$1,221	$1,430	$1,960	$1,964	$2,320

Ratios to average net assets:
Gross expenses	1.78%[6]	1.85%	1.76%	1.82%	1.82%[7]	1.80%[7]
Net expenses[8,9]	1.75 [6]	1.80	1.73	1.76	1.78 [7]	1.73 [7]
Net investment income	6.67 [6]	6.20	4.09	4.08	4.61	4.74

Portfolio turnover rate	21%	38%	79%	101%	83%	71%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (1.46)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

34	Western Asset High Yield Fund 2023 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$6.57	$7.24	$8.15	$7.35	$7.78	$7.91

Income (loss) from operations:
Net investment income	0.24	0.45	0.36	0.36	0.39	0.40
Net realized and unrealized gain (loss)	0.09	(0.67)	(0.91)	0.80	(0.43)	(0.12)
Total income (loss) from operations	0.33	(0.22)	(0.55)	1.16	(0.04)	0.28

Less distributions from:
Net investment income	(0.24)	(0.44)	(0.36)	(0.36)	(0.37)	(0.41)
Return of capital	—	(0.01)	—	(0.00) [3]	(0.02)	(0.00) [3]
Total distributions	(0.24)	(0.45)	(0.36)	(0.36)	(0.39)	(0.41)

Net asset value, end of period	$6.66	$6.57	$7.24	$8.15	$7.35	$7.78
Total return[4]	5.04%	(2.92)%	(7.05)%	16.16%	(0.73)%[5]	3.64%

Net assets, end of period (000s)	$75	$118	$176	$129	$158	$282

Ratios to average net assets:
Gross expenses	1.57%[6]	1.55%	1.58%	1.64%	1.69%[7]	1.53%[7]
Net expenses[8,9]	1.30 [6]	1.30	1.30	1.30	1.30 [7]	1.30 [7]
Net investment income	7.08 [6]	6.67	4.51	4.53	5.07	5.14

Portfolio turnover rate	21%	38%	79%	101%	83%	71%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.86)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

Western Asset High Yield Fund 2023 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$6.57	$7.24	$8.14	$7.34	$7.78	$7.90

Income (loss) from operations:
Net investment income	0.25	0.49	0.40	0.40	0.44	0.45
Net realized and unrealized gain (loss)	0.09	(0.67)	(0.90)	0.80	(0.44)	(0.11)
Total income (loss) from operations	0.34	(0.18)	(0.50)	1.20	0.00	0.34

Less distributions from:
Net investment income	(0.25)	(0.47)	(0.40)	(0.40)	(0.42)	(0.46)
Return of capital	—	(0.02)	—	(0.00) [3]	(0.02)	(0.00) [3]
Total distributions	(0.25)	(0.49)	(0.40)	(0.40)	(0.44)	(0.46)

Net asset value, end of period	$6.66	$6.57	$7.24	$8.14	$7.34	$7.78
Total return[4]	5.32%	(2.41)%	(6.47)%	16.65%	(0.14)%[5]	4.40%

Net assets, end of period (000s)	$31,761	$35,063	$23,201	$97,099	$64,507	$84,953

Ratios to average net assets:
Gross expenses	0.80%[6]	0.83%	0.81%	0.81%	0.75%	0.75%
Net expenses[7,8]	0.75 [6]	0.77	0.77	0.75	0.71	0.70
Net investment income	7.65 [6]	7.29	4.89	5.06	5.66	5.74

Portfolio turnover rate	21%	38%	79%	101%	83%	71%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.42)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective November 21, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

36	Western Asset High Yield Fund 2023 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$6.67	$7.35	$8.27	$7.45	$7.90	$8.03

Income (loss) from operations:
Net investment income	0.26	0.50	0.42	0.42	0.45	0.46
Net realized and unrealized gain (loss)	0.09	(0.68)	(0.92)	0.81	(0.45)	(0.12)
Total income (loss) from operations	0.35	(0.18)	(0.50)	1.23	0.00	0.34

Less distributions from:
Net investment income	(0.26)	(0.48)	(0.42)	(0.41)	(0.43)	(0.47)
Return of capital	—	(0.02)	—	(0.00) [3]	(0.02)	(0.00) [3]
Total distributions	(0.26)	(0.50)	(0.42)	(0.41)	(0.45)	(0.47)

Net asset value, end of period	$6.76	$6.67	$7.35	$8.27	$7.45	$7.90
Total return[4]	5.36%	(2.29)%	(6.40)%	16.88%	(0.12)%[5]	4.35%

Net assets, end of period (000s)	$31,225	$32,498	$99,232	$58,186	$102,505	$116,945

Ratios to average net assets:
Gross expenses	0.69%[6]	0.73%	0.68%	0.71%	0.69%[7]	0.70%[7]
Net expenses[8,9]	0.65 [6]	0.65	0.65	0.65	0.65 [7]	0.65 [7]
Net investment income	7.76 [6]	7.20	5.22	5.20	5.72	5.79

Portfolio turnover rate	21%	38%	79%	101%	83%	71%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.26)% for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

Western Asset High Yield Fund 2023 Semi-Annual Report	37

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

38	Western Asset High Yield Fund 2023 Semi-Annual Report

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$199,677,251	—	$199,677,251
Asset-Backed Securities	—	16,227,497	—	16,227,497
Senior Loans:
Materials	—	128,232	$469,685	597,917
Other Senior Loans	—	8,933,927	—	8,933,927
Convertible Bonds & Notes	—	2,378,979	—	2,378,979
Convertible Preferred Stocks:
Energy	—	717,288	281,267	998,555
Sovereign Bonds	—	753,940	—	753,940
Common Stocks:
Energy	$569,960	—	14,084	584,044
Materials	—	—	78,533	78,533
Warrants	—	1,966	—	1,966
Total Investments	$569,960	$228,819,080	$843,569	$230,232,609

40	Western Asset High Yield Fund 2023 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$39,461	—	—	$39,461
Forward Foreign Currency Contracts††	—	$122,755	—	122,755
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	77,687	—	77,687
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	61,488	—	61,488
Total Other Financial Instruments	$39,461	$261,930	—	$301,391
Total	$609,421	$229,081,010	$843,569	$230,534,000

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	$73,189	—	$73,189

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the

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Notes to financial statements (unaudited) (cont’d)

current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two

42	Western Asset High Yield Fund 2023 Semi-Annual Report

parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities.

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Notes to financial statements (unaudited) (cont’d)

These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2023, the total notional value of all credit default swaps to sell protection was $6,824,550. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended November 30, 2023, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as

44	Western Asset High Yield Fund 2023 Semi-Annual Report

defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

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Notes to financial statements (unaudited) (cont’d)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

46	Western Asset High Yield Fund 2023 Semi-Annual Report

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements,

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Notes to financial statements (unaudited) (cont’d)

collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2023, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly.

48	Western Asset High Yield Fund 2023 Semi-Annual Report

Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of

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Notes to financial statements (unaudited) (cont’d)

0.55% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset and Western Asset London monthly all of the management fee that it receives from the Fund.

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.01%, 1.80%, 1.30%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended November 30, 2023, fees waived and/or expenses reimbursed amounted to $34,331, which included an affiliated money market fund waiver of $306.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at November 30, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires May 31, 2024	$20,508	$526	$570	$19,941	$27,738
Expires May 31, 2025	63,143	615	387	16,009	33,232
Expires May 31, 2026	18,778	142	131	8,137	6,837
Total fee waivers/expense reimbursements subject to recapture	$102,429	$1,283	$1,088	$44,087	$67,807

For the six months ended November 30, 2023, FTFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and

50	Western Asset High Yield Fund 2023 Semi-Annual Report

dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended November 30, 2023, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $5,352 was earned by Investor Services.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$2,216
CDSCs	12,411

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended November 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$47,681,785
Sales	55,463,917

At November 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$251,640,474	$4,265,811	$(25,673,676)	$(21,407,865)
Futures contracts	—	39,461	—	39,461
Forward foreign currency contracts	—	122,755	—	122,755
Swap contracts	125,278	139,175	(73,189)	65,986

Western Asset High Yield Fund 2023 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2023.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$39,461	—	—	$39,461
Forward foreign currency contracts	—	$122,755	—	122,755
Centrally cleared swap contracts[3]	—	—	$139,175	139,175
Total	$39,461	$122,755	$139,175	$301,391
LIABILITY DERIVATIVES[1]
				Credit Risk
Centrally cleared swap contracts[3]				$73,189

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$18,174	—	—	$18,174
Futures contracts	(340,362)	—	—	(340,362)
Written options	(16,310)	—	—	(16,310)
Swap contracts	—	—	$(168,392)	(168,392)
Forward foreign currency contracts	—	$(132,547)	—	(132,547)
Total	$(338,498)	$(132,547)	$(168,392)	$(639,437)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

52	Western Asset High Yield Fund 2023 Semi-Annual Report

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$96,065	—	—	$96,065
Swap contracts	—	—	$257,568	257,568
Forward foreign currency contracts	—	$176,579	—	176,579
Total	$96,065	$176,579	$257,568	$530,212

During the six months ended November 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$942
Written options†	761
Futures contracts (to buy)	8,105,960
Forward foreign currency contracts (to buy)	4,046,847

Average Notional Balance
Credit default swap contracts (buy protection)	$1,356,143
Credit default swap contracts (sell protection)	2,346,364

†	At November 30, 2023, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
BNP Paribas SA	$122,755	—	$122,755	—	$122,755

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset High Yield Fund 2023 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

For the six months ended November 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$213,186	$64,769
Class C	6,462	671
Class R	245	196
Class I	—	21,226
Class IS	—	3,377
Total	$219,893	$90,239

For the six months ended November 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$19,000
Class C	144
Class R	131
Class I	8,179
Class IS	6,877
Total	$34,331

6. Distributions to shareholders by class

	Six Months Ended November 30, 2023	Year Ended May 31, 2023
Net Investment Income:
Class A	$6,371,098	$8,405,606
Class C	43,338	71,088
Class R	3,483	9,951
Class I	1,283,350	2,175,234
Class IS	1,225,031	2,762,662
Total	$8,926,300	$13,424,541

Return of Capital:
Class A	—	$273,569
Class C	—	2,314
Class R	—	324
Class I	—	70,795
Class IS	—	89,913
Total	—	$436,915

54	Western Asset High Yield Fund 2023 Semi-Annual Report

7. Capital shares

At November 30, 2023, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2023		Year Ended May 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,115,056	$7,459,602	2,366,618	$16,172,466
Shares issued on reinvestment	937,060	6,274,597	1,270,077	8,558,918
Shares repurchased	(2,008,175)	(13,428,571)	(3,305,508)	(22,227,755)
Shares issued with merger	—	—	16,084,506	107,604,955
Net increase	43,941	$305,628	16,415,693	$110,108,584

Class C
Shares sold	46,646	$308,112	20,506	$135,496
Shares issued on reinvestment	5,811	38,551	9,419	62,937
Shares repurchased	(31,791)	(210,477)	(98,803)	(665,463)
Shares issued with merger	—	—	57,264	379,667
Net increase (decrease)	20,666	$136,186	(11,614)	$(87,363)

Class R
Shares sold	736	$4,884	9,366	$64,753
Shares issued on reinvestment	515	3,431	1,442	9,657
Shares repurchased	(7,887)	(52,932)	(17,086)	(115,367)
Net decrease	(6,636)	$(44,617)	(6,278)	$(40,957)

Class I
Shares sold	716,388	$4,732,515	3,063,171	$20,703,011
Shares issued on reinvestment	153,982	1,024,351	259,988	1,740,316
Shares repurchased	(1,434,153)	(9,517,250)	(3,266,719)	(22,086,744)
Shares issued with merger	—	—	2,074,407	13,773,965
Net increase (decrease)	(563,783)	$(3,760,384)	2,130,847	$14,130,548

Class IS
Shares sold	216,418	$1,458,089	484,304	$3,267,162
Shares issued on reinvestment	181,427	1,224,814	418,947	2,852,310
Shares repurchased	(648,467)	(4,400,912)	(9,641,741)	(65,825,790)
Shares issued with merger	—	—	108,931	734,201
Net decrease	(250,622)	$(1,718,009)	(8,629,559)	$(58,972,117)

8. Transfer of net assets

On November 18, 2022, the Fund acquired the assets and certain liabilities of Western Asset Global High Yield Bond Fund (the “Acquired Fund”), a series of Legg Mason Partners Income Trust, pursuant to a plan of reorganization approved by the Board of Directors of

Western Asset High Yield Fund 2023 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

both the Acquired Fund and the Fund. Total shares issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
Western Asset Global High Yield Bond Fund	18,325,110	$122,492,788	$118,622,633

As part of the reorganization, for each share they held, shareholders of the Acquired Fund’s Class A, Class C, Class I and Class IS received 0.735800, 0.744103, 0.740617 and 0.729866 shares of Class A, Class C, Class I and Class IS shares of the Fund, respectively. The Fund did not issue any fractional shares to shareholders of the Acquired Fund. In lieu thereof, the Fund purchased all fractional shares at the current net asset value of the shares and remitted the cash proceeds to former shareholders of the Acquired Fund in proportion to their fractional shares.

The total net assets of the Acquired Fund before the acquisition included unrealized depreciation of $(16,622,723), accumulated net realized loss of $(72,302,004) and overdistributed net investment income of $(732,934). Total net assets of the Fund immediately after the transfer were $241,115,421. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Proforma results of operations of the combined entity for the entire year ended May 31, 2023, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Unaudited
Net investment income	$17,530,628
Net realized loss	(39,882,034)
Change in net unrealized appreciation	8,278,226
Decrease in net assets from operations	$(14,073,180)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s accompanying Statement of Operations since the close of business on November 18, 2022.

9. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

56	Western Asset High Yield Fund 2023 Semi-Annual Report

all or some portion of the six months ended November 30, 2023. The following transactions were effected in such company for the six months ended November 30, 2023.

	Affiliate Value at May 31,	Purchased		Sold
	2023	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$17,557,135	17,557,135	$17,557,135	17,557,135

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$25,046	—	—

10. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2023.

11. Deferred capital losses

As of May 31, 2023, the Fund had deferred capital losses of $136,684,478, which have no expiration date, that will be available to offset future taxable capital gains.

12. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of

Western Asset High Yield Fund 2023 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

13. Other matter

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

58	Western Asset High Yield Fund 2023 Semi-Annual Report

Western Asset

High Yield Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Franklin Templeton Fund Adviser, LLC*

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Formerly known as Legg Mason Partners Fund Advisor, LLC.

Western Asset High Yield Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset High Yield Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset High Yield Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012828 1/24 SR23-4788

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 26, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 26, 2024